NOTE 21: MANAGEMENT OF CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Note 21 Management Of Capital
Disclosure of detailed information about capital

At December 31, 2018, the capital of the Company consists of consolidated equity, notes payable, convertible debentures payable, secured loan payable, and bank indebtedness, net of cash.

	As at December 31,
	2018	2017
Equity	$(2,996,220)	$(4,806,862)
Notes payable	760,715	404,370
Convertible debentures payable	274,466	1,835,225
Secured loan payable	717,460	676,849
Bank indebtedness	–	7,148
	(1,243,579)	(1,883,270)
Less: Cash	(157,668)	–
	$(1,401,247)	$(1,883,270)